Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Receivables

	2021 £m	2020 £m
Trade receivables, net of loss allowance	6,246	5,549

Accrued income	12	13

Prepayments	315	359

Interest receivable	3	3

Employee loans and advances	18	11

Other receivables	1,266	1,017
	7,860	6,952

Summary of Loss Allowance

Loss allowance - trade receivables	2021 £m	2020 £m
At 1 January	151	130

Exchange adjustments	(3)	(4)

Charge for the year	52	41

Subsequent recoveries of amounts provided for	(39)	(8)

Utilised	(11)	(8)
At 31 December	150	151